Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 392	$ 407	$ 516
Net (Discount) Premium on Redemption of Long-Term Debt (Note 24)	(25)	(63)	17
Interest Expense – Lease Liabilities (Note 25)	87	82
Unwinding of Discount on Decommissioning Liabilities (Note 27)	57	58	62
Other	25	27	32
Total	$ 536	$ 511	$ 627